Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

22. Subsequent events

On February 22, 2019, the board of directors of the Company has approved a new share repurchase program, under which the Company may repurchase up to US$10 million of ADSs during the next twelve-month period. As of April 22, 2019, the Company had repurchased 4,827,730 ADSs for US$23,290,779 on the open market, at a weighted average price of US$4.82 per ADS.

In April 2019, Beijing Qihoo Technology Co., Ltd. filed a lawsuit in a court in Beijing against a PRC subsidiary and a related party of the Group alleging that the use of RONG360 brand and tradename infringes upon its 360 trademark and constitutes unfair competition, and seeking various remedies from the Group. As of the date of this report, the lawsuit is in a preliminary stage. The Group cannot estimate when the legal proceeding will be finally resolved, nor can it determine the possibility whether a loss may be incurred or estimate the amount or range of reasonably possible losses.